Capital Structure, Common Stock Buybacks (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Common stock buybacks [Abstract]
Repurchase of common stock (in shares)	17,174
Average price of repurchased shares (in dollars per share)	$ 2.5
Payments for repurchase of common stock	$ 43	$ 193